Basis of Preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Net income (loss) and comprehensive income (loss)	$ 7,045	$ (2,322)
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Financial instrument related costs and other	(2,328)
Loss on derivative financial instruments
Reclamation expense	(134)
Loss on disposal of assets	(36)
Interest and other expenses	(14)
Net income (loss) and comprehensive income (loss)	(2,322)
Presentation Reclass [Member]
IfrsStatementLineItems [Line Items]
Financial instrument related costs and other	2,328
Loss on derivative financial instruments	(2,035)
Reclamation expense	134
Loss on disposal of assets	36
Interest and other expenses	(463)
Net income (loss) and comprehensive income (loss)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Financial instrument related costs and other
Loss on derivative financial instruments	(2,035)
Reclamation expense
Loss on disposal of assets
Interest and other expenses	(477)
Net income (loss) and comprehensive income (loss)	$ (2,322)